Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 470,818.5	$ 7,106.7	₨ 388,264.7	₨ 326,755.3
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	116,589.2	1,759.8	105,465.8	93,448.1
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 354,229.3	$ 5,346.9	₨ 282,798.9	₨ 233,307.2